PIMCO Funds

(the “Trust”)

Supplement Dated September 29, 2006 to the

PIMCO High Yield Municipal Bond Class A Prospectus dated July 24, 2006; the Bond Funds Class A, B and C, Bond Funds Class D, Municipal Bond Funds Class A, B and C, Municipal Bond Funds Class D, PIMCO Real Return Fund Class A, B and C, PIMCO Total Return Fund Class A, B and C, and Bond Funds (covering PIMCO Total Return Fund, PIMCO Total Return Fund II and PIMCO Total Return Fund III) Institutional and Administrative Class Prospectuses each dated July 31, 2006; and the PIMCO California Short Duration Municipal Income Fund Class A and PIMCO California Short Duration Municipal Income Fund Class D Prospectuses each dated August 30, 2006.

As currently disclosed in the Prospectuses, on June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed Pacific Investment Management Company LLC (“PIMCO”) (the Trust’s investment adviser) from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (PIMCO’s parent company), Allianz Global Investors Distributors LLC (“AGID”) (the Trust’s distributor) and certain of their affiliates with respect to the same matter. In connection with an inquiry from the Securities and Exchange Commission (“SEC”) concerning the New Jersey Settlement under Section 9(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), AGID, AGI and certain of their affiliates, including PIMCO (the “Applicants”), sought exemptive relief under Section 9(c) of the 1940 Act.

On September 12, 2006, the SEC issued a permanent order to the Applicants under Section 9(c) of 1940 Act, exempting the Applicants from Section 9(a) of the 1940 Act with respect to the New Jersey Settlement. In order to reflect this development, effective immediately, the first paragraph and fourth paragraph under the heading “Regulatory and Litigation Matters” are deleted in their entirety.

PIMCO Funds

(the “Trust”)

Supplement Dated September 29, 2006 to the PIMCO High Yield Municipal Bond Fund Class D Prospectus dated July 24, 2006

As currently disclosed in the Prospectus, on June 1, 2004, the Attorney General of the State of New Jersey announced that it had dismissed Pacific Investment Management Company LLC (“PIMCO”) (the Trust’s investment adviser) from a complaint filed by the New Jersey Attorney General on February 17, 2004, and that it had entered into a settlement agreement (the “New Jersey Settlement”) with Allianz Global Investors of America L.P. (“AGI”) (PIMCO’s parent company), Allianz Global Investors Distributors LLC (“AGID”) (the Trust’s distributor) and certain of their affiliates with respect to the same matter. In connection with an inquiry from the Securities and Exchange Commission (“SEC”) concerning the New Jersey Settlement under Section 9(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), AGID, AGI and certain of their affiliates, including PIMCO (the “Applicants”), sought exemptive relief under Section 9(c) of the 1940 Act.

On September 12, 2006, the SEC issued a permanent order to the Applicants under Section 9(c) of 1940 Act, exempting the Applicants from Section 9(a) of the 1940 Act with respect to the New Jersey Settlement. In order to reflect this development, effective immediately, the first paragraph and fourth paragraph under the heading “Regulatory and Litigation Matters” are deleted in their entirety.

Further, effective immediately, the last three words of the first sentence in footnote 3 to the “Annual Fund Operating Expenses” table in the “Fees and Expenses of the Fund” section of the Fund Summary on page 5 of the Prospectus are replaced, in their entirety, with the words “Class D shares”.